Share Capital and warrants - Summary Of Summarizes The Measurement Date Weighted Average Fair Value Of Stock Options Granted (Detail)	12 Months Ended
	Nov. 30, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Nov. 30, 2022 CAD ($)	Nov. 30, 2021 CAD ($)
US$
Options granted
Number of stock options granted	386,672	102,608
Weighted average grant date fair value | $	$ 2.09	$ 2.22
CA$
Options granted
Number of stock options granted	2,191,389	1,057,831
Weighted average grant date fair value	$ 2.16	$ 2.13	$ 2.91	$ 2.72